Note 3 - Liquidity and Summary of Significant Accounting Principles - Summary of Concentration Risk (Details) - Customer Concentration Risk [Member]	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	May 04, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable [Member] | Customer A [Member]
Concentration percentage	63.00%				58.00%
Accounts Receivable [Member] | Customer A [Member] | Predecessor [Member]
Concentration percentage						47.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration percentage					10.00%
Accounts Receivable [Member] | Customer B [Member] | Predecessor [Member]
Concentration percentage						21.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration percentage	16.00%
Sales Revenue, Net [Member] | Customer B [Member]
Concentration percentage
Sales Revenue, Net [Member] | Customer B [Member] | Predecessor [Member]
Concentration percentage		80.00%	78.00%			67.00%
Sales Revenue, Net [Member] | Customer C [Member]
Concentration percentage
Sales Revenue, Net [Member] | Customer C [Member] | Predecessor [Member]
Concentration percentage						26.00%
Sales Revenue, Net [Member] | Customer D [Member]
Concentration percentage	35.00%			22.00%
Sales Revenue, Net [Member] | Customer D [Member] | Predecessor [Member]
Concentration percentage
Sales Revenue, Net [Member] | Customer E [Member]
Concentration percentage				16.00%
Sales Revenue, Net [Member] | Customer E [Member] | Predecessor [Member]
Concentration percentage